Income Taxes	12 Months Ended
Sep. 26, 2020
Income Taxes [Abstract]
Income Taxes
7.  Income Taxes

The Company is being taxed at the U.S. corporate level as a C-Corporation and has provided U.S. Federal, State and foreign income taxes.  Significant components of income tax expense for the fiscal years ended are as follows:

	2020	2019	2018
Current
U.S.
Federal	$84	$60	$19
State	12	11	8
Non-U.S.	154	67	40
Total current	250	138	67

Deferred:
U.S.
Federal	(29)	(47)	(72)
State	(13)	(3)	12
Non-U.S.	(54)	(2)	(26)
Total deferred	(96)	(52)	(86)
Expense for income taxes	$154	$86	$(19)

U.S. income from continuing operations before income taxes was $206 million, $229 million, and $373 million for fiscal 2020, 2019, and 2018, respectively.  Non-U.S. income from continuing operations before income taxes was $507 million, $261 million, and $104 million for fiscal 2020, 2019, and 2018, respectively.  The Company paid cash taxes of $243 million, $115 million, and $60 million in fiscal 2020, 2019, and 2018, respectively.

The reconciliation between U.S. Federal income taxes at the statutory rate and the Company’s benefit for income taxes on continuing operations for fiscal years ended are as follows:

	2020	2019	2018
U.S. Federal income tax expense at the statutory rate	$150	$103	$117
Adjustments to reconcile to the income tax provision:
U.S. state income tax expense	6	9	12
Federal and state credits	(14)	(8)	(7)
Share-based compensation	(4)	(12)	(8)
Tax Cuts and Jobs Act	—	—	(124)
Withholding taxes	15	—	—
Changes in foreign valuation allowance	(8)	13	(10)
Foreign income taxed in the U.S.	9	3	—
Manufacturing tax benefits	—	—	(6)
Rate differences between U.S. and foreign	(6)	7	3
Sale of subsidiary	—	(38)	—
Other	6	9	4
Expense for income taxes	$154	$86	$(19)

Deferred income taxes result from temporary differences between the amount of assets and liabilities recognized for financial reporting and tax purposes.  The components of the net deferred income tax liability as of fiscal years ended are as follows:

	2020	2019
Deferred tax assets:
Allowance for doubtful accounts	$3	$3
Deferred gain on sale-leaseback	5	5
Accrued liabilities and reserves	104	64
Inventories	10	9
Net operating loss carryforward	291	348
Interest expense carryforward	28	35
Derivatives	127	—
Lease liability	147	—
Research and development credit carryforward	11	12
Federal and state tax credits	14	11
Other	33	40
Total deferred tax assets	773	527
Valuation allowance	(150)	(141)
Total deferred tax assets, net of valuation allowance	623	386
Deferred tax liabilities:
Property, plant and equipment	429	487
Intangible assets	588	597
Leased asset	142	—
Included in held for sale	(4)	—
Other	15	63
Total deferred tax liabilities	1,170	1,147
Net deferred tax liability	$(547)	$(761)

The Company had $54 million of net deferred tax assets recorded in Other assets, and $601 million of net deferred tax liabilities recorded in Deferred income taxes on the Consolidated Balance Sheets.

As of September 26, 2020, the Company has recorded deferred tax assets related to federal, state, and foreign net operating losses, interest expense, and tax credits.  These attributes are spread across multiple jurisdictions and generally have expiration periods beginning in 2020 while a portion remains available indefinitely.  Each attribute has been assessed for realization and a valuation allowance is recorded against the deferred tax assets to bring the net amount recorded to the amount more likely than not to be realized.  The valuation allowance against deferred tax assets was $150 million and $141 million as of the fiscal years ended 2020 and 2019, respectively, related to the foreign and U.S. federal and state operations.

The Company is permanently reinvested except to the extent the foreign earnings are previously taxed or to the extent that we have sufficient basis in our non-U.S. subsidiaries to repatriate earnings on an income tax free basis.

Uncertain Tax Positions

The following table summarizes the activity related to our gross unrecognized tax benefits for fiscal years ended:

	2020	2019
Beginning unrecognized tax benefits	$165	$74
Gross increases – tax positions in prior periods	13	2
Gross decreases - tax positions in prior periods	(12)	—
Gross increases – current period tax positions	—	6
Gross increases – from RPC acquisition	7	88
Settlements	(1)	(1)
Lapse of statute of limitations	(4)	(4)
Ending unrecognized tax benefits	$168	$165

As of fiscal year end 2020, the amount of unrecognized tax benefit that, if recognized, would affect our effective tax rate was $161 million and we had $40 million accrued for payment of interest and penalties related to our uncertain tax positions.  Our penalties and interest related to uncertain tax positions are included in income tax expense.

As a result of global operations, we file income tax returns in the U.S. federal, various state and local, and foreign jurisdictions and are routinely subject to examination by taxing authorities throughout the world.  Excluding potential adjustments to net operating losses, the U.S. federal and state income tax returns are no longer subject to income tax assessments for years before 2016.  With few exceptions, the major foreign jurisdictions are no longer subject to income tax assessments for year before 2014.